ACCOUNTS RECEIVABLE (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Recovery of bad debt expense				$ 76,046
Bad debt expense		$ (76,046)	$ (76,046)	$ 3,217